GOING CONCERN	12 Months Ended
Aug. 31, 2022
GOING CONCERN
GOING CONCERN

2. GOING CONCERN

The accompanying financial statements have been prepared in conformity with U.S. GAAP, which contemplate continuation of the Company as a going concern for a period of one year from the issuance of these financial statements. For the year ended August 31, 2022, the Company had $3,710,370 in revenues, a net loss of $7,591,250 and had net cash used in operations of $3,777,749. Additionally, as of August 31, 2022, the Company had working capital deficit, stockholders’ equity and accumulated deficit of $1,962,113, $629,600 and $10,956,604, respectively. It is management’s opinion that these conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date of the issuance of these financial statements.

The financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of this uncertainty.

Successful integration of the Company’s recent business acquisitions and, ultimately, the attainment of profitable operations are dependent upon future events, and ultimately achieving a level of sales adequate to support the Company’s cost structure. However, there can be no assurances that the Company will be able to secure additional equity investments or achieve an adequate sales level.